TAXES	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
TAXES

NOTE 10 — TAXES

(a)	Corporate Income Taxes (“CIT”)

Cayman Islands

The Company is incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of Cayman Islands. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Singapore

Under Singapore tax laws, the corporate income tax rate varies from year to year. For the years ended September 30, 2025, the corporate income tax rate was 17%. Platinum Singapore applied the tax rate of 17% for its provision for current income and deferred taxes. Net operating loss will be carried forward indefinitely under Singapore profits tax regulation. The accumulated operating loss were $3,438,013 and $3,888,320 as of September 30, 2025 and 2024, respectively.

Others

Subsidiaries incorporated in other countries are subject to the respective applicable corporate income tax rates of the countries where they are resident.

PLATINUM ANALYTICS CAYMAN LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 10 — TAXES (continued)

i)	The components of the income tax provision are as follows:

	For the year ended September 30, 2025	For the year ended September 30, 2024	For the year ended September 30, 2023
Current tax expense	$-	$-	$-
Deferred tax expense	$-	$-	$-
Total income tax expense	$-	$-	$-

Income (loss) before provision for income taxes is attributable to the following geographic locations for the years ended September 30, 2025, 2024 and 2023:

	For the year ended September 30,	For the year ended September 30,	For the year ended September 30,
	2025	2024	2023
Cayman	$(2,412,935)	$(4,180)	$(75)
Singapore	420,368	920,807	(1,088,213)
Hong Kong and PRC	(24,226)	(23,128)	(101,304)
Elimination	(5,782)	(115,117)	(47,628)
Total (loss)/income before Income Taxes	$(2,022,575)	$778,382	$(1,237,220)

ii)	The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the year ended September 30,	For the year ended September 30,	For the year ended September 30,
	2025	2024	2023
Income tax expense at Singapore statutory income tax rate	$(343,837)	$132,325	$(210,327)
Impact of different tax rates in other jurisdictions and elimination	409,252	18,733	291
Tax effect of disposal of subsidiaries*	842,272	-	-
Permanent difference	-	806	14,338
Effect of change in valuation allowance	(907,687)	(151,864)	195,698
Income tax expense (benefit)	$-	$-	$-
Effective income tax rate	0.0%	0.0%	0.0%

*	The amount represents the derecognition of deferred tax assets and the corresponding valuation allowance associated with the disposal of a subsidiary during the year ended September 30, 2025.

PLATINUM ANALYTICS CAYMAN LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 10 — TAXES (continued)

iii)	The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities:

	September 30, 2025	September 30, 2024
Deferred tax assets:
Net operating losses	$584,462	$1,497,239
Total deferred tax assets	584,462	1,497,239
Less: Valuation allowance	(584,462)	(1,497,239)
Total deferred tax assets, net of valuation allowance	$-	$-

Valuation allowance movement is as follows:

	For the year ended September 30,	For the year ended September 30,	For the year ended September 30,
	2025	2024	2023
Beginning balance	$1,497,239	$1,574,555	$1,372,010
Additions	6,048	5,479	195,698
Reversals	(913,735)	(157,343)	-
Foreign currency translation adjustments	(5,090)	74,548	6,847
Ending balance	$584,462	$1,497,239	$1,574,555

(b)	Uncertain tax positions

Under relevant Singapore tax laws, tax cases are normally subject to investigation by the tax authority for up to 4 years of assessment prior to the current year of assessment for Corporate Income Tax, and 5 years from the end of the prescribed accounting period for Goods and Services Tax.

As of September 30, 2025, Corporate Income Tax returns for the years of assessment 2025 remain open for statutory examination and the Company had no open tax investigations from the tax authority.

PLATINUM ANALYTICS CAYMAN LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS